Financial Risk Management - Gains(losses) recognized in profit or loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Impairment losses
- movement in provision for impairment	$ (16,400)	$ (33,876)	$ (12,748)
Recovery of previous impairment losses	2,919	2,908	3,190
Net impairment losses on financial assets	$ (13,482)	$ (30,968)	$ (9,558)